OTHER PAYABLES AND ACCRUED LIABILITIES (Schedule of Other Payables and Accrued Liabilities) (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Apr. 28, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Other Payables And Accrued Liabilities
Contract deposit		$ 16	¥ 104		¥ 102
Social security payable (a)	[1]	14	91		96
Payroll payable		35	228		423
Welfare payable		0	0		10
Accrued expenses		485	3,130	¥ (1,062)	2,909
Others		2	14		18
Other payables and accrued liabilities		$ 552	¥ 3,567		¥ 3,558

[1]	The social security payable represents amounts payable to the PRC government-managed retirement insurance, medical insurance, etc.